Note 17: Executive and Board Compensation: 2013 Schedule of Executive Compensation (Details) (USD $)	12 Months Ended
	May 31, 2013	May 31, 2012
JerryGMikolajczykMember
Salary	$ 120,000
Bonus	0
Stock Award	0
Option Awards	0
Total Salary	120,000	120,000
WayneStCyrOfficerMember
Salary	120,000
Bonus	0
Stock Award	0
Option Awards	0
Total Salary	120,000	120,000
Peter Matousek
Salary	90,000
Bonus	0
Stock Award	0
Option Awards	0
Total Salary	90,000	90,000
DrWDSpierMember
Salary	29,032
Bonus	0
Stock Award	0
Option Awards	0
Total Salary	$ 29,032